THE CROWLEY PORTFOLIO GROUP, INC.


                               SEMI-ANNUAL REPORT

                                   (Unaudited)

                                  MAY 31, 1999




































THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Market
                                                      Percent of          Value
Par Value                                             Net Assets        (Note 1-A)
                         CORPORATE BONDS & NOTES
             Auto & Truck
$   500,000     Ford Holdings
                   7.350%, 11/07/11                       4.28%       $    517,500
     50,000     General Motors
                   9.625%, 12/01/00                        .43              52,508
    300,000     General Motors
                   7.700%, 04/15/16                       2.64             318,000
                                                         -----            --------
                                                          7.35             888,008
                                                         -----            --------
             Banking
     60,000     BankAmerica
                   7.750%, 07/15/02                        .51              62,240
     30,000     BankAmerica
                   7.875%, 12/01/02                        .26              31,359
     80,000     Bankers Trust New York
                   9.500%, 06/14/00                        .69              82,600
     20,000     Bankers Trust New York
                   9.400%, 03/01/01                        .17              20,878
     95,000     Banque Paribas New York
                   6.875%, 03/01/09                        .78              93,589
     40,000     First Union Corp.
                   9.450%, 06/15/99                        .33              40,050
    100,000     First Union Corp.
                   9.890%, 03/13/01                        .88             106,479
                                                          ----             -------
                                                          3.62             437,195
                                                          ----             -------
             Broadcasting & Cable T.V.
     50,000     Cox Communications, Inc.
                   8.875%, 03/01/01                        .43              52,070
             Chemical (Basic)
    400,000     DuPont E.I.
                   8.250%, 1/15/22                        3.47             420,000
             Chemical (Diversified)
     80,000     ICI Wilmington
                   9.500%, 011/15/00                       .69              83,658
             Diversified Company
    218,000     American Standard, Inc.
                   9.250%, 12/01/16                       1.84             222,087
    107,000     Mark IV Industries
                   7.500%, 09/01/07                        .84             101,650
                                                          ----             -------
                                                          2.68             323,737
                                                          ----             -------
             Diversified Financial Services
    180,000     Advanta Corp.
                   7.000%, 05/01/01                       1.40             169,200
                                                          ----             -------

--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1999 (Unaudited)


                                                                            Market
                                                       Percent of           Value
Par Value                                              Net Assets        (Note 1-A)
                             CORPORATE BONDS & NOTES

             Drug
$   100,000     ICN Pharmaceutical,
                   9.250%, 08/15/05                        .85%       $    103,000
             Electric Utility
    510,000     Appalachian Power Company
                   8.500%, 12/01/22                       4.47             540,753
    250,000     Duquesne Lighting Company
                   7.625%, 04/15/23                       2.17             262,772
    217,000     Houston Lighting & Power
                   7.750%, 03/15/23                       1.83             221,340
     35,000     Mississippi Power & Light Co.
                   General Ref Mortgage
                   8.500%, 01/05/23                        .31              37,078
    400,000     Wisconsin Power & Light Company
                   1st Mortgage, 9.300%, 12/01/25         3.48             420,624
    245,000     Wisconsin Electric Power
                   1st Mortgage, 7.750%, 01/15/23         2.04             246,031
                                                         -----           ---------
                                                         14.30           1,728,598
                                                         -----           ---------

             Electrical Equipment Industry
    100,000     General Electric Capital Corp.
                   Variable Rate, 05/01/18                 .83             100,687
                                                         -----           ---------
             Entertainment
    300,000     Paramont Communications
                    7.500%, 07/15/23                      2.51             303,000
                                                         -----           ---------
             Food Processing
    100,000     Quaker Oats Co.
                   9.000%, 12/17/01                        .88             106,140
                                                         -----           ---------
             Grocery Store
    350,000     Great Atlantic & Pacific Tea
                   7.750%, 04/15/07                       2.90             350,000
                                                         -----           ---------
             Insurance (Diversified)
    185,000     Aetna Services, Inc.
                   7.625%, 08/15/26                       1.57             188,700
    200,000     Trenwick Group
                   8.820%, 02/01/37                       1.65             200,000
                                                         -----           ---------
                                                          3.22             388,700
                                                         -----           ---------
             Insurance & Financial
    250,000     Lucadia National
                   7.750%, 08/15/13                       2.07             250,000
    200,000     Source One Mortgage
                   9.000%, 06/01/12                       1.94             235,000
                                                         -----            --------
                                                          4.01             485,000
                                                         -----            --------

--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1999 (Unaudited)


                                                                            Market
                                                       Percent of           Value
Par Value                                              Net Assets        (Note 1-A)
                             CORPORATE BONDS & NOTES
             Machinery (Construction & Mining)
$   200,000     Caterpillar Inc.
                   6.810%, 08/24/99                       1.66%       $    200,580
                                                         -----        ------------
             Office Equipment & Supplies
     87,000     Ikon Office Solutions
                   6.750%, 12/01/25                        .58              69,600
                                                         -----        ------------
             Paper and Forest Products
     50,000     International Paper Company
                   9.700%, 03/15/00                        .42              51,320
    100,000     Pope & Talbot, Inc.
                   8.375%, 06/01/13                        .79              95,500
                                                         -----        ------------
                                                          1.21             146,820
                                                         -----        ------------
             Real Estate & Lodging
    250,000     HMH Properties
                   7.875%, 08/01/08                       1.99             240,000
             Retail Building Supply Industry
    300,000     Loews Corp.
                   7.625%, 06/01/23                       2.53             306,000
             Retail Store Industry
     50,000     Dayton Hudson Corp.
                   10.000%, 12/01/00                       .44              52,720
    100,000     K Mart Corp.
                   Pass Thru Sec K-1 8.990%, 07/05/10      .89             108,000
    200,000     K Mart Corp.
                   8.850%, 12/15/11                       1.80             218,000
     30,000     Wal Mart Stores
                   9.100%, 07/15/00                        .26              31,073
                                                         -----        ------------
                                                          3.39             409,793
                                                         -----        ------------
             Savings & Loan Industry
    200,000     Great Western Financial
                   8.206%, 02/01/27                       1.70             206,000
                                                         -----         -----------
             Securities Brokerage Industry
     35,000     Bear Stearns Companies
                   9.375%, 06/01/01                        .31              36,958
    200,000     Bear Stearns Companies
                   7.000%, 04/02/18                       1.67             201,440
    200,000     Lehman Bros Holding Inc.
                   8.500%, 05/01/07                       1.78             216,436
     30,000     Morgan Stanley Group
                   8.100%, 06/24/02                        .26              31,439
                                                         -----        ------------
                                                          4.02             486,273
                                                         -----        ------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements



THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1999 (Unaudited)


                                                                            Market
                                                       Percent of           Value
Par Value                                              Net Assets        (Note 1-A)
                             CORPORATE BONDS & NOTES

             Telecommunications Service Industry
$   150,000     GTE North, Inc.
                   7.625%, 05/15/26                        1.24%       $    150,000
    100,000     ITT Corp.
                   6.250%, 11/15/00                         .81              98,469
    250,000     Mediaone Group
                   6.750%, 10/01/05                        2.06             248,750
                                                          -----        ------------
                                                           4.11             497,219
                                                          -----        ------------
             Tobacco
    130,000     Philip Morris
                   8.250%, 10/15/03                         .88             106,203
                                                          -----        ------------
             Trucking Equipment
    100,000     Interpool, Inc.
                   7.200%, 08/01/07                         .75              90,500
                                                          -----        ------------
                Total Corporate
                      Bonds & Notes (Cost $8,732,463)     71.96           8,697,981
                                                          -----        ------------

                                                                           Market
                                                         Percent of         Value
Par Value                                                Net Assets      (Note 1-A)
                                PREFERRED STOCKS

      4,000  AT&T Capital, 8.125%                               .84       101,500
      4,000  AT&T Capital, 8.25%                                .85       102,500
      3,800  Canadian Occidental, 9.75%                         .84       101,175
      8,000  Citigroup Capital I, 8.00%                        1.71       206,504
      4,000  Conseco, 8.70%                                     .85       102,252
      4,000  Georgia Power, Series 7.75%                        .84       102,000
      8,000  Hartford Capital, Series A, 7.70%                 1.68       203,000
     10,000  Hercules Trust 9.42%                              2.15       260,000
      6,000  Lincoln National Capital, Series 8.75%            1.29       156,378
      4,000  Nova Chemical, Ltd., 9.50%                         .87       104,752
     10,000  Pacific Telesis, 7.56%                            2.08       252,500
     10,000  Pacificorp Capital, 8.25%                         2.13       256,880
      6,000  Transcanada Pipe Line Ltd., 8.25%                 1.28       154,500
                                                              -----     ---------
                Total Preferred Stocks (Cost $2,044,868)      17.41     2,103,941
                                                              -----     ---------








--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1999 (Unaudited)


                                                                          Market
                                                            Percent of    Value
Par Value                                                   Net Assets  (Note 1-A)
                             U.S. GOVERNMENT AGENCY
 $1,000,000  Federal Home Loan Bank
                Zero Coupon, 07/28/17                           1.99%   $    240,310
     80,000  Federal Home Loan Mortgage Corp.
                8.325%, 07/15/09                                 .66          80,304
    200,000  Federal National Mortgage Association
                8.400%, 10/25/04                                1.68         202,560
                                                               -----    ------------
                Total U.S. Government Agency (Cost $529,600)    4.33         523,174
                                                               -----    ------------

                 Total Investments (Cost $11,306,931) (a)      93.70%     11,325,096
                 Other Assets Less Liabilities                  6.30%        761,783
                                                              -------   ------------
                 Net Assets                                   100.00%   $ 12,086,879
                                                              =======   ============

            (a) Aggregate cost for federal income tax purposes is $11,306,931.

                 At May 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Unrealized appreciation            $   165,703
                    Unrealized depreciation               (147,538)
                                                       ------------
                    Net unrealized appreciation        $    18,165
                                                       ============























--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 1999 (Unaudited)


                                                                       Market
   Number                                         Percent of           Value
  of Shares                                       Net Assets        (Note 1-A)
                              GENERAL EQUITY FUNDS
             Aggressive Growth
      5,303     Strong Opportunity                   3.33%  $   225,215
      6,789     Twentieth Century Ultra              3.59       242,562
                                                   ------   -----------
                                                     6.92       467,777
                                                   ------   -----------
             Balanced
      8,265     Columbia Balanced                    2.89       195,547
      2,439     Dodge & Cox Balanced                 2.54       171,690
                                                   ------   -----------
                                                     5.43       367,237
                                                   ------   -----------
             Corporate - High Yield
     19,255     Federated High Yield Trust           2.52       170,411
     17,643     Fidelity Capital & Income            2.62       177,314
     14,736     Strong High Yield                    2.42       163,569
     20,178     T. Rowe Price High Yield             2.49       167,878
                                                   ------   -----------
                                                    10.05       679,172
                                                   ------   -----------
             Growth
      5,804     Fidelity Stock Selection             2.60       175,411
      4,956     Harbor Capital Appreciation          2.99       202,218
      6,496     Longleaf Partners                    2.80       188,969
      1,967     Nicholas                             2.45       165,353
      4,596     Oakmark                              2.62       177,352
      5,990     Vanguard U.S. Growth                 3.31       223,487
      6,380     Warburg Capital Appreciation         2.18       147,752
                                                   ------   -----------
                                                    18.95     1,280,542
                                                   ------   -----------
             Growth/Income
      7,610     American Century Growth & Income     3.39       229,356
      4,105     Babson Value                         3.08       208,227
      2,195     Dodge & Cox Stock                    3.38       228,167
     14,461     Mutual Beacon                        3.22       217,498
      8,277     Neuberger & Berman Guardian          3.04       205,193
     12,519     Pelican                              3.16       213,818
      8,153     Steinroe Growth & Income             3.25       219,471
                                                   ------   -----------
                                                    22.52     1,521,730
                                                   ------   -----------









--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1999 (Unaudited)


                                                                              Market
   Number                                                 Percent of          Value
  of Shares                                               Net Assets        (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                 Foreign Equity
      3,002         Managers International Equity              2.19%   $   147,916
     15,125         Twentieth Century International Equity     2.18        147,162
                                                             ------    -----------
                                                               4.37        295,078
                                                             ------    -----------
                 Global Equity
      6,943         Founders Worldwide Growth                  2.35        159,062
      4,026         Janus Worldwide Fund                       2.99        201,843
                                                             ------    -----------
                                                               5.34        360,905
                                                             ------    -----------

                 Total Investments (Cost $4,677,322) (a)      73.58%     4,972,441
                 Other Assets Less Liabilities                26.42%     1,785,218
                                                             ------    -----------
                 Net Assets                                  100.00%   $ 6,757,659
                                                             ======    ===========

               (a) Aggregate cost for federal income tax purposes is $4,677,322.

                 At May 31, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Unrealized appreciation         $   410,148
                    Unrealized depreciation            (115,029)
                                                    -----------
                       Net unrealized appreciation  $   295,119
                                                    ===========





















--------------------------------------------------------------------------------
See accompanying notes to financial statements



THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 1999 (Unaudited)

                                                                                  Income            Diversified
                                                                                 Portfolio           Portfolio
ASSETS
    Investments at market value
       (Identified cost $11,306,931 and $4,677,322
       respectively) (Note 1)                                                 $   11,325,096      $  4,972,441
    Cash                                                                             554,488         1,787,872
    Interest receivable                                                              212,538              -
                                                                              --------------      ------------
       Total assets                                                               12,092,122         6,760,313
                                                                              --------------      ------------

LIABILITIES
    Accrued expenses                                                                   5,243             2,654
                                                                              --------------      ------------
       Total liabilities                                                               5,243             2,654
                                                                              --------------      ------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,143,456 and 495,162 shares issued
    and outstanding, respectively)                                            $   12,086,879      $  6,757,659
                                                                              ==============      ============

NET ASSET VALUE
    Offering and redemption price per share
       (Net assets/shares outstanding)                                                $10.57            $13.65
                                                                                     =======           =======

At May 31, 1999, net assets consisted of:
    Paid-in capital                                                           $   12,036,682      $  6,294,152
    Undistributed net investment income                                              265,460               -
    Distributions in excess of net investment income                                     -              (7,588)
    Accumulated undistributed net realized gains (losses)                           (233,428)          175,976
    Net unrealized appreciation of investments                                        18,165           295,119
                                                                              --------------      ------------
                                                                              $   12,086,879      $  6,757,659
                                                                              ==============      ============












--------------------------------------------------------------------------------
See accompanying notes to financial statements




THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 1999
(Unaudited)


                                                                       Income    Diversified
                                                                     Portfolio    Portfolio
INVESTMENT INCOME
    Interest income .............................................   $ 363,145    $   2,343
    Dividend income .............................................      67,634       75,001
                                                                    ---------    ---------
       Total income .............................................     430,779       77,344
                                                                    ---------    ---------
EXPENSES
    Investment advisory fees (Note 2) ...........................      35,935       32,678
    Transfer agent fees .........................................      23,961       13,071
    Other expenses ..............................................      21,835       14,130
                                                                    ---------    ---------
       Total expenses ...........................................      81,731       59,879
                                                                    ---------    ---------
          Investment income - net ...............................     349,048       17,465
                                                                    ---------    ---------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from security transactions .........       7,200      (96,629)
    Capital gain distribution from regulated investment companies        --        272,131
    Change in unrealized appreciation of investments ............    (236,205)     353,750
                                                                    ---------    ---------
       Net gain (loss) on investments ...........................    (229,005)     529,252
                                                                    ---------    ---------
          Net increase in net assets resulting from operations ..   $ 120,043    $ 546,717
                                                                    =========    =========






















--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS



                                                             Six Months Ended   Year Ended
                                                               May 31, 1999    November 30,
                                                                (Unaudited)        1998
OPERATIONS
    Investment income - net ...............................   $    349,048    $    611,531
    Net realized gain on investments ......................          7,200          14,114
    Change in unrealized appreciation .....................       (236,205)        123,347
                                                              ------------    ------------
       Net increase in net assets resulting from operations        120,043         748,992

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.59 and $.68 per share) ..........................       (638,573)       (569,758)

CAPITAL SHARE TRANSACTIONS (a) ............................        625,525       2,427,296
                                                              ------------    ------------
          Total increase ..................................        106,995       2,606,530

NET ASSETS
    Beginning of period ...................................     11,979,884       9,373,354
                                                              ------------    ------------

    End of period
       (including undistributed net investment income
       of $265,460 and $554,985, respectively) ............   $ 12,086,879    $ 11,979,884
                                                              ============    ============

(a)  Summary of capital share activity follows:

                                                       Six Months Ended
                                                         May 31, 1999                   Year Ended
                                                          (Unaudited)                November 30, 1998
                                                     Shares        Amount          Shares        Amount
Shares sold ..................................        42,682    $   449,178        287,143    $ 3,031,209
Shares issued in reinvestment of distributions        60,643        638,573         54,837        569,758
                                                     -------    -----------       --------    -----------
                                                     103,325      1,087,751        341,980      3,600,967
Shares redeemed ..............................       (43,765)      (462,226)      (109,884)    (1,173,671)
                                                     -------    -----------       --------    -----------
    Net increase .............................        59,560    $   625,525        232,096    $ 2,427,296
                                                     =======    ===========       ========    ===========









--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS



                                                             Six Months Ended  Year Ended
                                                               May 31, 1999   November 30,
                                                               (Unaudited)        1998
OPERATIONS
    Investment income - net ...............................   $    17,465    $    50,711
    Net realized loss on investments ......................       (96,629)        (9,695)
    Capital gain distribution from regulated
       investment companies ...............................       272,131        223,741
    Change in unrealized appreciation .....................       353,750       (335,574)
                                                              -----------    -----------
       Net increase (decrease) in net assets
          resulting from operations .......................       546,717        (70,817)

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.13 and $.08 per share, respectively) ............       (61,880)       (13,884)
    From net realized gains on investments
       ($.45 and $.32 per share, respectively) ............      (214,198)       (55,535)

CAPITAL SHARE TRANSACTIONS (a) ............................       242,236      4,145,151
                                                              -----------    -----------
          Total increase ..................................       512,875      4,004,915

NET ASSETS
    Beginning of period ...................................     6,244,784      2,239,869
                                                              -----------    -----------

    End of period
       (Including undistributed (distribution in excess of)
       net investment income of $(7,588) and $36,827
       respectively) ......................................   $ 6,757,659    $ 6,244,784
                                                              ===========    ===========

(a)  Summary of capital share activity follows:

                                                             Six Months Ended
                                                                May 31, 1999                  Year Ended
                                                                (Unaudited)               November 30, 1998
                                                            Shares         Amount        Shares        Amount
Shares sold                                                  6,606    $    87,459       311,457   $  4,270,555
Shares issued in reinvestment of distributions              21,237        276,077         5,514         69,419
                                                            ------    -----------       -------   ------------
                                                            27,843        363,536       316,971      4,339,974
Shares redeemed                                             (9,015)      (121,300)      (14,618)      (194,823)
                                                            ------    -----------       -------   ------------
    Net increase                                            18,828    $   242,236       302,353   $  4,145,151
                                                            ======    ===========       =======   ============





--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                            Six Months Ended
                                              May 31, 1999                     Year Ended November 30,
                                              (Unaudited)         1998      1997      1996      1995      1994
NET ASSET VALUE
    Beginning of period                           $11.05        $11.00    $10.90    $11.08    $10.69    $11.57
                                                  ------        ------    ------    ------    ------    ------
INCOME FROM
    INVESTMENT OPERATIONS
    Net investment income                            .31           .59       .69       .59       .65       .61
    Net gains (losses) on securities
       (both realized and unrealized)               (.20)          .14       .06      (.15)      .37      (.76)
                                                  ------        ------    ------    ------    ------    ------
       Total from investment operations              .11           .73       .75       .44      1.02      (.15)
                                                  ------        ------    ------    ------    ------    ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)          (.59)         (.68)     (.65)     (.62)     (.63)     (.66)
    Distributions (from realized capital gains)    -              -         -        -         -          (.07)
                                                  ------        ------    ------    ------    ------    ------
       Total distributions                          (.59)         (.68)     (.65)     (.62)     (.63)     (.73)
                                                  ======        ======    ======    ======    ======    ======

NET ASSET VALUE
    End of period                                 $10.57        $11.05    $11.00    $10.90    $11.08    $10.69

TOTAL RETURN                                        1.02%         7.03%     7.34%     4.16%    10.12%    (1.43)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)      $12,087        $11,980    $9,373   $9,529    $8,940    $6,654

    Ratio of expenses to average net assets         1.35%*        1.35%     1.39%     1.39%     1.43%     1.37%

    Ratio of net investment income to
          average net assets                        5.77%*        5.70%     6.22%     5.62%     6.43%     6.28%

    Portfolio turnover rate                        31.01%        44.77%    22.81%    66.18%    31.60%    14.45%

    *  Annualized

















--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                                                Period
                                                                                             April 1, 1995 (a)
                                             Six Months Ended                                     To
                                                May 31, 1999       Years Ended November 30,    November 30,
                                                (Unaudited)       1998       1997       1996      1995
NET ASSET VALUE
    Beginning of period                           $13.11        $12.87     $12.15     $10.71     $10.00
                                                  ------        ------     ------     ------     ------

INCOME FROM INVESTMENT
    OPERATIONS
    Net investment income                            .04           .16        .17        .05         -
    Net gains on securities
      (both realized and unrealized)                1.08           .48       1.17       1.43        .71
                                                  ------        ------     ------     ------     ------
      Total from investment operations              1.12           .64       1.34       1.48        .71
                                                  ------        ------     ------     ------     ------

LESS DISTRIBUTIONS
    Dividends
      (from net investment income)                  (.13)         (.08)      (.18)      (.04)        -
    Distributions
      (from realized capital gains)                 (.45)         (.32)      (.44)         -         -
                                                  ------        ------     ------     ------     ------
    Total distributions                             (.58)         (.40)      (.62)      (.04)        -

NET ASSET VALUE
    End of period                                 $13.65        $13.11     $12.87     $12.15    $10.71
                                                  ======        ======     ======     ======    ======

TOTAL RETURN                                        8.76%         5.10%     11.64%     13.87%     7.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)       $6,758        $6,245     $2,240     $1,500      $962

    Ratio of expenses to average net assets         1.83%(b)     1.88%       1.87%      2.22%     2.06%(b)

    Ratio of net investment income (loss)
      to average net assets                          .53%(b)     1.11%       1.08%       .46%     (.09)%(b)

    Portfolio turnover rate                        10.61%        4.51%         -       20.69%        -

(a) Effective date of the Portfolio's initial registration under the Securities Act of 1933, as amended.

(b)  Annualized.












--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 1999 (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

          SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

          FEDERAL INCOME TAXES

          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1998, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $240,600, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004 and $47,000 in 2005.

          SECURITY   TRANSACTIONS,   INVESTMENT   INCOME  AND  DISTRIBUTIONS  TO
          SHAREHOLDERS

          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

          USE OF ESTIMATES IN FINANCIAL STATEMENTS

          In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------





THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

May 31, 1999 (Unaudited)


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the six months ended May 31, 1999, TCFG earned fees of $23,961 and $13,071 from the Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(3)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $2,170,110 and $1,876,464, respectively, in the Income Portfolio and $347,346 and $1,747,884, respectively, in the Crowley Diversified Management Portfolio.
















--------------------------------------------------------------------------------





                        THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio
                            Semi-Annual Report Dated
                                  May 31, 1999




Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The Portfolios have combined assets exceeding the 18.8 million dollar level. The report contains financial data through May 31, 1999. There are currently 333 active accounts.

The Crowley Income Portfolio was priced at $10.57 per share as of May 31, 1999 and paid a $0.59 per dividend distribution on December 31, 1998. The composition of the Portfolio remains heavily invested in corporate bonds and notes with 71.96% of the Portfolio's assets so invested. Preferred stocks comprised 17.41% of the Portfolio and government agency bonds comprised 4.33%. Cash and cash equivalents represented 6.30% of the Portfolio. Over the last six months interest rates have risen sharply which normally has an adverse effect upon the price of bonds. Given the rising rates, The Crowley Income Portfolio performed well during this time period and was still able to provide a positive total return to shareholders. Management does not believe that interest rates will continue to rise, at least not at the current accelerated pace of the last six months. Management has started to increase investments in some longer term maturities and that of some lower quality bonds. Management believes the second half of 1999 will provide a more stable environment for bond investing.

The Crowley Diversified Management Portfolio was priced at $13.65 per share as of May 31, 1999. The Diversified Portfolio continued to grow and continued to have good investment results. The Diversified Portfolio is generally considered more aggressive than The Crowley Income Portfolio and currently is comprised of approximately 6.92% aggressive growth funds, 5.43% balanced funds, 10.05% high yield bond funds, 18.95% growth funds, 22.52% growth and income funds, 4.37% foreign equity funds, 5.34% global equity funds and the remaining 26.42% in cash and cash equivalents. The cash and cash equivalents position resulted from a recent restructuring of the Portfolio. Management intends to invest the cash and cash equivalents over the next two weeks. New investments will primarily be in growth funds. Management currently intends to achieve an approximate 90%-10% stock to bond mixture in the Portfolio. The international portion of the Portfolio is currently at 9.71%

Sincerely,



Robert A. Crowley, CFA
President
July 15, 1999